Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	000-55079
Entity Registrant Name	ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.
Entity Central Index Key	0001498148
Entity Tax Identification Number	27-2343603
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48220
City Area Code	(877)
Local Phone Number	787-6268
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false